Other assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Line Items]
Opening balance	$ 25,261	$ 22,761
Transfers		0
Disposals	0
Closing balance	26,675	25,261
Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	34,183	30,349
Additions	3,700	8,529
Transfers		(4,695)
Disposals	(92)
Closing balance	37,791	34,183
Accumulated amortisation [Member]
Other Assets [Line Items]
Opening balance	(8,922)	(7,588)
Additions	(2,306)	(1,334)
Transfers		0
Disposals	112
Closing balance	(11,116)	(8,922)
Patents And Industrial Property [Member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	11,723	13,680
Additions	2,139	2,642
Transfers		(4,599)
Disposals	0
Closing balance	13,862	11,723
Rights-of-use of lands right of way [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	12,292	7,853
Additions	1,319	4,439
Transfers		0
Disposals	0
Closing balance	13,611	12,292
Rights-of-use of lands right of way [member] | Accumulated amortisation [Member]
Other Assets [Line Items]
Opening balance	(5,948)	(5,210)
Additions	(1,486)	(738)
Transfers		0
Disposals	0
Closing balance	(7,434)	(5,948)
Software licenses [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	10,168	8,816
Additions	242	1,448
Transfers		(96)
Disposals	(92)
Closing balance	10,318	10,168
Software licenses [member] | Accumulated amortisation [Member]
Other Assets [Line Items]
Opening balance	(2,974)	(2,378)
Additions	(820)	(596)
Transfers		0
Disposals	112
Closing balance	$ (3,682)	$ (2,974)